Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies [Abstract]
Commitments
The Company has the following commitments:

	As at December 31, 2019		As at December 31, 2018
(In $ millions)	Delivery instalment	Back-end fee	Delivery instalment	Back-end fee
Delivery instalments for jack-up drilling rigs	793.8	18.0	963.9	25.8

Maturity of Commitments
The following table sets for maturity of our commitments as of December 31, 2019

(In $ millions)	Less than 1 year	1–3 years	3–5 years	More than 5 years	Total
Delivery instalments for jack-up rigs	793.8	-	-	-	793.8

Future Minimum Lease Payments for Operating Leases
Future minimum lease payments for operating leases for years ending December 31 are as follows:

(In $ millions)	2020	2021	2022	2023	2024	Thereafter	Total
Minimum lease payments	5.1	4.2	1.4	0.4	0.4	1.4	12.9

Other Commercial Commitments
As of December 31, 2019, these obligations stated in $ equivalent and their expiry dates are as follows:

(In $ millions)	2020	2021	Total
Surety bonds and other guarantees	70.1	-	70.1
Performance guarantee to OPEX (see note 3)	-	5.9	5.9
Total	70.1	5.9	76.0